Commitments and Contingencies - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Millions			1 Months Ended
	Oct. 31, 2025 CNY (¥)	Apr. 05, 2023 $ / shares shares	Oct. 31, 2025 CNY (¥)	Aug. 31, 2025 CNY (¥)	Dec. 31, 2022 CNY (¥)	Oct. 31, 2022 CNY (¥)	Apr. 30, 2022 USD ($)	Jan. 31, 2022 CNY (¥)	Mar. 31, 2021 USD ($)	Oct. 31, 2020 USD ($) $ / shares shares	Dec. 22, 2023 CNY (¥)
Subsequent Event
Loss Contingencies [Line Items]
Late Payment Interest	¥ 3,430		¥ 3,430
Private Placement [Member]
Loss Contingencies [Line Items]
Stock issued during period, shares, new issues | shares		8,821,273
Shares issued, price per share | $ / shares		$ 1.75
China Nuclear Industry 22nd Construction Company Limited [Member]
Loss Contingencies [Line Items]
Loss contingency claim amount								¥ 323,000
Loss contingency accrual											¥ 55,590
Guangzhou Bank Litigation [Member]
Loss Contingencies [Line Items]
Loss contingency claim amount						¥ 575,000
Wuhan Lingyun Architectural Decoration Engineering Litigation [Member]
Loss Contingencies [Line Items]
Loss contingency claim amount					¥ 28,000
Greater Sail Ltd [Member]
Loss Contingencies [Line Items]
Loss contingency claim amount | $									$ 146.9
Greater Sail Ltd [Member] | Private Placement [Member]
Loss Contingencies [Line Items]
Stock issued during period, shares, new issues | shares										16,051,219
Shares issued, price per share | $ / shares										$ 0.01
Stock issued during period, value, new issues | $										$ 146.9
West Ridge Investment Company Limited [Member]
Loss Contingencies [Line Items]
Loss contingency claim amount | $							$ 23.8			$ 23.8
West Ridge Investment Company Limited [Member] | Private Placement [Member]
Loss Contingencies [Line Items]
Stock issued during period, shares, new issues | shares										2,603,366
Shares issued, price per share | $ / shares										$ 0.01
Stock issued during period, value, new issues | $										$ 23.8
Dongguan Kaisa Property Management Company Limited [Member]
Loss Contingencies [Line Items]
Loss contingency claim amount				¥ 160
Dongguan Kaisa Property Management Company Limited [Member] | Residential Real Estate [Member]
Loss Contingencies [Line Items]
Loss contingency claim amount			1,090
Dongguan Kaisa Property Management Company Limited [Member] | Commercial Real Estate [Member]
Loss Contingencies [Line Items]
Loss contingency claim amount			¥ 2,200